Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment

	December 31,
	2014	2013
Cost:

Computers and software	$815	$740
Office furniture and equipment	646	689
Leasehold improvements and real estate (1)	322	297
Motor Vehicles	340	397

	2,123	2,123

Computers and software	753	705
Office furniture and equipment	387	352
Leasehold improvements and real estate (1)	223	187
Motor Vehicles Depreciated cost	204	190

	1,567	1,434

Depreciated cost	$556	$689